Interim condensed consolidated statement of profit or loss - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenue from contracts with customers
Total revenue from contracts with customers	€ 28,607	€ 22,320	€ 96,817	€ 73,012
Cost of sales	(23,204)	(26,886)	(70,956)	(75,302)
Gross profit	5,403	(4,566)	25,861	(2,290)
Other income/(expenses)	(1,508)	4,543	2,645	13,530
Selling and distribution expenses	(565)	(804)	(1,674)	(2,501)
General and administrative expenses	(36,653)	(15,431)	(83,847)	(287,084)
Operating loss	(33,323)	(16,258)	(57,015)	(278,345)
Finance income/(costs)	(9,907)	(4,438)	(24,656)	10,735
Loss before income tax	(43,230)	(20,696)	(81,671)	(267,610)
Income tax benefit (expense)	112	(802)	(393)	(963)
Loss for the period	(43,118)	(21,498)	(82,064)	(268,573)
Attributable to:
Equity holders of the Company	(43,015)	(21,356)	(81,829)	(268,269)
Non-controlling interests	€ (103)	€ (142)	€ (235)	€ (304)
Loss per share attributable to the equity holders of the Company:
Basic loss per share (in EUR per share)	€ (0.16)	€ (0.08)	€ (0.31)	€ (1.09)
Diluted (loss) per share (in EUR per share)	€ (0.16)	€ (0.08)	€ (0.31)	€ (1.09)
Charging sessions
Revenue from contracts with customers
Total revenue from contracts with customers	€ 22,036	€ 14,405	€ 73,174	€ 38,399
Cost of sales	(19,547)	(21,304)	(57,307)	(53,641)
Sale of charging equipment
Revenue from contracts with customers
Total revenue from contracts with customers	523	889	2,009	19,331
Cost of sales	(398)	(667)	(952)	(13,689)
installation services
Revenue from contracts with customers
Total revenue from contracts with customers	3,451	5,181	13,734	11,145
Cost of sales	(2,937)	(4,801)	(11,574)	(7,704)
Operation and maintenance of charging equipment
Revenue from contracts with customers
Total revenue from contracts with customers	1,073	556	3,329	2,378
Cost of sales	(322)	(114)	(1,123)	(268)
Service revenue from consulting services
Revenue from contracts with customers
Total revenue from contracts with customers	€ 1,524	€ 1,289	€ 4,571	€ 1,759